Document And Entity Information	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	Four Corners Property Trust, Inc.
Entity Central Index Key	0001650132
Entity Emerging Growth Company	false
Entity File Number	001-37538
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	47-4456296
Entity Address, Address Line One	591 Redwood Highway
Entity Address, Address Line Two	Suite 3215
Entity Address, City or Town	Mill Valley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94941
City Area Code	(415)
Local Phone Number	965-8030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	FCPT
Security Exchange Name	NYSE